Definition of Terms in Portfolio Name	Oct. 06, 2026
Financials Portfolio Series 28 [Member]
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of the value of its assets in common stocks issued by companies in the financial sector, as classified by Standard & Poor’s Global Industry Classification Standard. The trust is concentrated in the financial sector and includes, but is not limited to, securities in the following industries: capital markets, banks, thrifts and mortgage finance, consumer finance, diversified financial services and insurance. The trust will not have a major emphasis on the real estate industry, but may include real estate stocks that exhibit compelling characteristics. The sponsor selects stocks for the portfolio that it believes have the potential to achieve the trust’s investment objective.
Ndr Precious Metals And Miners Portfolio Series 31 [Member]
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of the value of its assets in common stocks of mining companies that derive at least 50% of their revenues from precious metals mining, and shares of ETFs that invest substantially all of their assets in physical precious metals such as gold, silver and platinum. The trust will invest in both domestic and foreign-listed securities. Certain of the common stocks included in the trust may be issued by companies headquartered or incorporated in countries considered to be emerging markets. Certain of the common stocks included in the trust may be issued by small-capitalization and mid-capitalization companies.